Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Common Stock Equivalents	the Company excluded the common stock equivalents summarized below
	As of June 30, 2023	As of June 30, 2022
Equity Incentive Plans	3,086,626	3,759,126
Selling Agent and Advisor Warrants	23,538	338,653
Warrants Issued with Common Stock Offerings	889,500	889,500
Warrants Issued with Convertible Notes Offerings	1,164,150	690,150
Common Stock Issuable Upon Conversion of Convertible Notes, including PIK Interest	998,483	10,500
Total Common Stock Equivalents	6,162,297	5,687,929
the Company excluded the common stock equivalents summarized below
	For the Years Ended December 31,
	2022	2021
Equity Incentive Plans	3,086,626	3,116,626
Common Stock Issuable Upon Conversion of Convertible Notes, including PIK Interest	1,506,829	1,533,998
Selling Agent and Advisor Warrants	23,538	338,653
Warrants Issued with Common Stock Offerings	889,500	1,100,195
Warrants Issued with Convertible Notes Offerings	947,150	704,652
	6,453,643	6,794,124